Fair Value Measurements - Additional Information (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets that were accounted for at fair value on a recurring basis		$ 0
Financial liabilities that were accounted for at fair value on a recurring basis		0
Assets measured on a non-recurring basis	0
Liabilities measured on a non-recurring basis	0
Fair Value Measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement goodwill		0
Fair value measurement intangible assets		$ 0